Series B Redeemable Preferred Stock (Details) (Redeemable Preferred Stock Series B [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Redeemable Preferred Stock Series B [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	332,500	332,500
Annual dividend rate	10.00%	10.00%
Preferred stock, shares sold date	June 3, 2008
Preferred stock, sales price per share	$ 25.00
Preferred stock, fixed annual amount of dividend per share	$ 2.50
Preferred stock, liquidation preference per share	$ 25.00
Preferred stock, redemption price	$ 25.00